ACQUISITIONS - Provisional Purchase Price Allocations (Details) $ in Millions	Jun. 30, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 27
Restricted cash	6
Trade receivables and other current assets	80
Property, plant and equipment	713
Other non-current assets	90
Current liabilities	(38)
Financial instruments	(24)
Non-recourse borrowings	(53)
Deferred income tax liabilities	(68)
Other long-term liabilities	(43)
Non-controlling interests	(6)
Fair value of net assets acquired	690
Goodwill	264
Purchase price	954
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2
Restricted cash	0
Trade receivables and other current assets	2
Property, plant and equipment	21
Other non-current assets	1
Current liabilities	(1)
Financial instruments	0
Non-recourse borrowings	(6)
Deferred income tax liabilities	0
Other long-term liabilities	0
Non-controlling interests	(6)
Fair value of net assets acquired	19
Goodwill	18
Purchase price	37
Europe Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Restricted cash	0
Trade receivables and other current assets	30
Property, plant and equipment	1
Other non-current assets	0
Current liabilities	(5)
Financial instruments	0
Non-recourse borrowings	0
Deferred income tax liabilities	(7)
Other long-term liabilities	0
Non-controlling interests	0
Fair value of net assets acquired	22
Goodwill	68
Purchase price	90
U.S. Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	22
Restricted cash	6
Trade receivables and other current assets	48
Property, plant and equipment	691
Other non-current assets	89
Current liabilities	(32)
Financial instruments	(24)
Non-recourse borrowings	(47)
Deferred income tax liabilities	(61)
Other long-term liabilities	(43)
Non-controlling interests	0
Fair value of net assets acquired	649
Goodwill	178
Purchase price	$ 827